Fair Value Measurements - Additional Information (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt investments	¥ 13,604,000	¥ 13,404,000
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt investments		13,404,000
Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt investments	13,604,000
Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets	0	0
Financial liabilities	¥ 0	¥ 0